Expense Example, No Redemption - PIMCO All Asset Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	509	809	1,132	2,043	215	681	1,174	2,532